Pension Plans and Other Postretirement Benefits (Details 6) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Components of the change in plan assets
Change in plan assets, beginning balance	$ 89	$ 69
Actual gain (loss) on plan assets	(1)	6
Employer contributions	18	16
Participant contributions
Benefits paid	(7)	(6)
Terminations and other
Exchange rate adjustments	1	4
Change in plan assets, ending balance	103	89
Domestic plans [Member]
Components of the change in plan assets
Change in plan assets, beginning balance	57	40
Actual gain (loss) on plan assets		6
Employer contributions	14	12
Participant contributions
Benefits paid	(1)	(1)
Terminations and other
Exchange rate adjustments
Change in plan assets, ending balance	70	57
Foreign plans [Member]
Components of the change in plan assets
Change in plan assets, beginning balance	32	29
Actual gain (loss) on plan assets	(1)
Employer contributions	4	4
Participant contributions
Benefits paid	(6)	(5)
Terminations and other
Exchange rate adjustments	1	4
Change in plan assets, ending balance	$ 33	$ 32